INCOME TAXES - Summary of reconciliations of differences between PRC statutory income tax rate and group's effective income tax rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Non-deductible expense	2.54%	6.66%	2.62%
Research and Development expense super deduction	(0.62%)	(2.97%)	(1.44%)
Effect of tax holiday	(2.12%)	(18.86%)	(12.87%)
Different tax rate of entities operating in other jurisdiction	4.86%	(0.07%)	0.00%
Valuation allowance	0.61%	0.32%	0.00%
Change in tax rate	0.00%	(3.13%)	0.00%
True up	0.05%	(0.40%)	(0.00%)
Effective tax rate	30.32%	6.55%	13.31%